Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2022, 2021, and 2020, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Income ($)	Adjusted Compensation EBITDA(4)

2022	$16,660,642	$16,629,914	$5,991,767	$5,913,035	$101.06	$103.07	$475,563,365	$1,132,458,790

2021	$24,070,053	$36,906,218	$7,066,577	$9,715,546	$107.15	$124.59	$(222,000,000)	$277,100,000

2020	$13,006,023	$13,560,554	$3,604,660	$5,918,773	$82.96	$94.71	$(703,000,000)	$(177,000,000)

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining
NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

2021	Mark S. Hoplamazian	Joan Bottarini, Alejandro Reynal, H. Charles Floyd, and Mark R. Vondrasek

2020	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“ SCT ”) for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Total Compensation in the SCT	$16,660,642	$5,991,767	$24,070,053	$7,066,577	$13,006,023	$3,604,660

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(11,500,017)	$(4,265,050)	$(19,231,239)	$(4,968,451)	$(12,645,329)	$(3,098,122)

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$12,322,067	$3,477,096	$16,216,375	$5,258,560	$21,493,672	$8,486,559

Increase for Fair Value of Awards Granted During Year that Vest During Year	$0	$813,598	$3,531,518	$401,365	$0	$0

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(809,052)	$(93,719)	$9,847,517	$1,583,012	$(2,025,189)	$(659,593)

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(43,726)	$(10,657)	$2,471,994	$374,483	$(6,286,493)	$(2,421,752)

Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date	$0	$0	$0	$0	$17,870	$7,021

Total Adjustments	$(30,728)	$(78,732)	$12,836,165	$2,648,969	$554,531	$2,314,113

Total Compensation Actually Paid	$16,629,914	$5,913,035	$36,906,218	$9,715,546	$13,560,554	$5,918,773

(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR” ) of the Russell 1000 Hotel/Motel Index.

(4)
Adjusted Compensation EBITDA is a
non-GAAP
measure. “Adjusted Compensation EBITDA” means our Adjusted EBITDA as described in Part II, Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Key Business Metrics Evaluated by Management — Adjusted Earnings Before Interest Expense, Taxes, Depreciation, and

Amortization,” of our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022, plus “Net Financed Contracts” which represent Unlimited Vacation Club contracts signed during the period for which an initial cash down payment has been received and the remaining balance is contractually due in monthly installments over an average term of less than 4 years, plus “Net Deferrals” represent the change in contract liabilities associated with the Unlimited Vacation Club membership contracts less the change in deferred cost assets associated with the contracts, plus $70M in variable compensation expense included in Adjusted EBITDA.

Company Selected Measure Name	Adjusted Compensation EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining
NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

2021	Mark S. Hoplamazian	Joan Bottarini, Alejandro Reynal, H. Charles Floyd, and Mark R. Vondrasek

2020	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR” ) of the Russell 1000 Hotel/Motel Index.
PEO Total Compensation Amount	$ 16,660,642	$ 24,070,053	$ 13,006,023
PEO Actually Paid Compensation Amount	$ 16,629,914	36,906,218	13,560,554
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“ SCT ”) for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Total Compensation in the SCT	$16,660,642	$5,991,767	$24,070,053	$7,066,577	$13,006,023	$3,604,660

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(11,500,017)	$(4,265,050)	$(19,231,239)	$(4,968,451)	$(12,645,329)	$(3,098,122)

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$12,322,067	$3,477,096	$16,216,375	$5,258,560	$21,493,672	$8,486,559

Increase for Fair Value of Awards Granted During Year that Vest During Year	$0	$813,598	$3,531,518	$401,365	$0	$0

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(809,052)	$(93,719)	$9,847,517	$1,583,012	$(2,025,189)	$(659,593)

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(43,726)	$(10,657)	$2,471,994	$374,483	$(6,286,493)	$(2,421,752)

Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date	$0	$0	$0	$0	$17,870	$7,021

Total Adjustments	$(30,728)	$(78,732)	$12,836,165	$2,648,969	$554,531	$2,314,113

Total Compensation Actually Paid	$16,629,914	$5,913,035	$36,906,218	$9,715,546	$13,560,554	$5,918,773

Non-PEO NEO Average Total Compensation Amount	$ 5,991,767	7,066,577	3,604,660
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,913,035	9,715,546	5,918,773
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“ SCT ”) for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Total Compensation in the SCT	$16,660,642	$5,991,767	$24,070,053	$7,066,577	$13,006,023	$3,604,660

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(11,500,017)	$(4,265,050)	$(19,231,239)	$(4,968,451)	$(12,645,329)	$(3,098,122)

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$12,322,067	$3,477,096	$16,216,375	$5,258,560	$21,493,672	$8,486,559

Increase for Fair Value of Awards Granted During Year that Vest During Year	$0	$813,598	$3,531,518	$401,365	$0	$0

Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(809,052)	$(93,719)	$9,847,517	$1,583,012	$(2,025,189)	$(659,593)

Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(43,726)	$(10,657)	$2,471,994	$374,483	$(6,286,493)	$(2,421,752)

Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date	$0	$0	$0	$0	$17,870	$7,021

Total Adjustments	$(30,728)	$(78,732)	$12,836,165	$2,648,969	$554,531	$2,314,113

Total Compensation Actually Paid	$16,629,914	$5,913,035	$36,906,218	$9,715,546	$13,560,554	$5,918,773

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important performance measures used to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

•	Adjusted Compensation EBITDA;

•	Fee Based Earnings;

•	TSR; and

•	Net Rooms Growth
For additional details regarding certain of our most important performance measures, please see the sections titled “Annual Incentive” and “Long-Term Incentive — Annual Long-Term Incentive Grants — PSUs” in the CD&A section of this proxy statement, as applicable.

Total Shareholder Return Amount	$ 101.06	107.15	82.96
Peer Group Total Shareholder Return Amount	103.07	124.59	94.71
Net Income (Loss)	$ 475,563,365	$ (222,000,000)	$ (703,000,000)
Company Selected Measure Amount	1,132,458,790	277,100,000	(177,000,000)
PEO Name	Mark S. Hoplamazian
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Compensation EBITDA
Non-GAAP Measure Description [Text Block]
(4)
Adjusted Compensation EBITDA is a
non-GAAP
measure. “Adjusted Compensation EBITDA” means our Adjusted EBITDA as described in Part II, Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Key Business Metrics Evaluated by Management — Adjusted Earnings Before Interest Expense, Taxes, Depreciation, and

Amortization,” of our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022, plus “Net Financed Contracts” which represent Unlimited Vacation Club contracts signed during the period for which an initial cash down payment has been received and the remaining balance is contractually due in monthly installments over an average term of less than 4 years, plus “Net Deferrals” represent the change in contract liabilities associated with the Unlimited Vacation Club membership contracts less the change in deferred cost assets associated with the contracts, plus $70M in variable compensation expense included in Adjusted EBITDA.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Fee Based Earnings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Rooms Growth
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (30,728)	$ 12,836,165	$ 554,531
PEO [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,500,017)	(19,231,239)	(12,645,329)
PEO [Member] | Fair Value Of Awards Granted During Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,322,067	16,216,375	21,493,672
PEO [Member] | Fair Value Of Awards Granted During Year That Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,531,518	0
PEO [Member] | Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(809,052)	9,847,517	(2,025,189)
PEO [Member] | Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,726)	2,471,994	(6,286,493)
PEO [Member] | Dividends Or Other Earnings Paid During Year Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	17,870
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(78,732)	2,648,969	2,314,113
Non-PEO NEO [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,265,050)	(4,968,451)	(3,098,122)
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,477,096	5,258,560	8,486,559
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Year That Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	813,598	401,365	0
Non-PEO NEO [Member] | Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(93,719)	1,583,012	(659,593)
Non-PEO NEO [Member] | Fair Value From Prior Year End To Vesting Date Of Awards Granted Prior To Year That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,657)	374,483	(2,421,752)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid During Year Prior To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 7,021